PROVISION FOR POST-EMPLOYMENT BENEFITS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Postemployment Benefits [Abstract]
Actuarial gain amount	$ 59,244	$ 30,704
Actual realized gain amount			$ 46,805